Summary of Operations and Significant Accounting Policies (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Operations and Significant Accounting Policies
Note 1. SUMMARY OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

a) Organization

The Peck Company Holdings, Inc. is a solar engineering, construction and procurement contractor for commercial and industrial customers across the Northeastern United States. The Company also provides electrical contracting services and data and communication services. The work is performed under fixed-price and modified fixed-price contracts and time and materials contracts. The Company is incorporated in the State of Delaware and has its corporate headquarters in South Burlington, Vermont.

On February 26, 2019, Peck Electric Co., a privately held company, entered into a Share Exchange Agreement (the “Exchange Agreement”) with Jensyn Acquisition Corp. (“Jensyn”), a publicly held company whose primary business objective was to acquire, through a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination (the “Reverse Merger and Recapitalization”), with one or more target businesses (a special purpose acquisition company or “SPAC”). On June 20, 2019, with the approval of the stockholders of each of Peck Electric Co. and Jensyn, the Reverse Merger and Recapitalization was completed. In connection with the Reverse Merger and Recapitalization, Jensyn issued 3,234,501 shares of Jensyn’s Common Stock, par value $0.0001 per share (the “Common Stock”), to the stockholders of the Peck Electric Co. in exchange for all of the equity securities of Peck Electric Co., and Peck Electric Co. became a wholly-owned subsidiary of Jensyn. While Jensyn was the surviving legal entity, Peck Company Holdings, Inc. was deemed the acquiring entity for accounting purposes. Concurrent with the completion of the Reverse Merger and Recapitalization, Jensyn changed its name from “Jensyn Acquisition Corp.” to “The Peck Company Holdings, Inc.” and the symbol for its Common Stock traded on Nasdaq became “PECK”. Unless the context otherwise requires, “we,” “us,” “our,” “Peck Company” and the “Company” refer to the combined company.

b) Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2020 are not necessarily indicative of the results that may be expected for the year ending December 31, 2020 or any other period. The accompanying financial statements should be read in conjunction with the Company’s audited financial statements and related notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019.

c) Revenue Recognition

1) Revenue Recognition Standard

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). The ASU and all subsequently issued clarifying ASUs replaced most existing revenue recognition guidance in U.S. GAAP. The ASU also required expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted the new standard in the fourth quarter 2019, effective January 1, 2019, the first day of the Company’s fiscal year, using the modified retrospective method.

As part of the adoption of the ASU, the Company elected to use the following transition practical expedients: (i) completed contracts that begin and end in the same annual reporting period have not been restated; (ii) the Company used the known transaction price for completed contracts; (iii) to exclude disclosures of transaction prices allocated to remaining performance obligations when the Company expects to recognize such revenue for all periods prior to the date of initial application of the ASU; and (iv) the Company has reflected the aggregate of all contract modifications that occurred prior to the date of initial application when identifying the satisfied and unsatisfied performance obligations, determining the transaction price, and allocating the transaction price.

The majority of the Company’s revenue is recognized over time based on the percentage of completion method with cost inputs. Revenue recognized over time primarily consists of performance obligations that are satisfied within one year or less. The majority of the Company’s revenue arrangements generally consist of a single performance obligation to transfer promised goods or services

2) Revenue Recognition Policy

Solar Power Systems Sales and Engineering, Procurement, and Construction Services

The Company recognizes revenue from the sale of solar power systems, Engineering, Procurement and Construction (“EPC”) services, and other construction type contracts over time, as performance obligations are satisfied, due to the continuous transfer of control to the customer. Construction contracts, such as the sale of a solar power system combined with EPC services, are generally accounted for as a single unit of account (a single performance obligation) and are not segmented between types of services. Our contracts often require significant services to integrate complex activities and equipment into a single deliverable and are therefore generally accounted for as a single performance obligation, even when delivering multiple distinct services. For such services, the Company recognizes revenue using the cost to cost method, based primarily on contract cost incurred to date compared to total estimated contract cost. The cost to cost method (an input method) is the most accurate depiction of the Company’s performance because it directly measures the value of the services transferred to the customer. Cost of revenue includes an allocation of indirect costs including depreciation and amortization. Subcontractor materials, labor and equipment, are included in revenue and cost of revenue when management believes that the Company is acting as a principal rather than as an agent (i.e., the Company integrates the materials, labor and equipment into the deliverables promised to the customer). Changes to total estimated contract cost or losses, if any, are recognized in the period in which they are determined as assessed at the contract level. Pre-contract costs are expensed as incurred unless they are expected to be recovered from the customer. As of June 30, 2020, the Company had $0 in pre-contract costs classified as a current asset under contract assets on the Consolidated Balance Sheet. Project mobilization costs are generally charged to project costs as incurred when they are an integrated part of the performance obligation being transferred to the client. Customer payments on construction contracts are typically due within 30 to 45 days of billing, depending on the contract. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

For sales of solar power systems in which the Company sells a controlling interest in the project to a customer, revenue is recognized for the consideration received when control of the underlying project is transferred to the customer. Revenue may also be recognized for the sale of a solar power system after it has been completed due to the timing of when a sales contract has been entered into with the customer.

Energy Generation

Revenue from net metering credits is recorded as electricity is generated from the solar arrays and billed to customers (PPA off-taker) at the price rate stated in the applicable power purchase agreement (PPA).

Operation and Maintenance and Other Miscellaneous Services

Revenue for time and materials contracts is recognized as the service is provided.

3) Disaggregation of Revenue from Contracts with Customers

The following table disaggregates the Company’s revenue based on the timing of satisfaction of performance obligations for the three and six months ended June 30:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019

Performance obligations satisfied over time
Solar	$2,092,228	$4,756,009	$5,322,072	$7,207,725
Electric	482,566	1,234,317	974,206	2,367,423
Data and Network	195,432	287,787	458,628	553,442
Total	$2,770,226	$6,278,113	$6,754,906	$10,128,590

During the periods ended June 30, 2020 and 2019, there was no revenue recognized based on the satisfaction of performance obligation at a point in time.

4) Variable Consideration

The nature of the Company’s contracts gives rise to several types of variable consideration, including claims and unpriced change orders; award and incentive fees; and liquidated damages and penalties. The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company estimates the amount of revenue to be recognized on variable consideration using the expected value (i.e., the sum of a probability-weighted amount) or the most likely amount method, whichever is expected to better predict the amount. Factors considered in determining whether revenue associated with claims (including change orders in dispute and unapproved change orders in regard to both scope and price) should be recognized include the following: (a) the contract or other evidence provides a legal basis for the claim, (b) additional costs were caused by circumstances that were unforeseen at the contract date and not the result of deficiencies in the Company’s performance, (c) claim-related costs are identifiable and considered reasonable in view of the work performed, and (d) evidence supporting the claim is objective and verifiable. If the requirements for recognizing revenue for claims or unapproved change orders are met, revenue is recorded only when the costs associated with the claims or unapproved change orders have been incurred. Back charges to suppliers or subcontractors are recognized as a reduction of cost when it is determined that recovery of such cost is probable and the amounts can be reliably estimated. Disputed back charges are recognized when the same requirements described above for claims accounting have been satisfied.

5) Remaining Performance Obligation

Remaining performance obligations, or backlog, represents the aggregate amount of the transaction price allocated to the remaining obligations that the Company has not performed under its customer contracts. The Company has elected to use the optional exemption in ASC 606-10-50-14, which exempts an entity from such disclosures if a performance obligation is part of a contract with an original expected duration of one year or less.

6) Warranties

The Company generally provides limited warranties for work performed under its construction contracts. The warranty periods typically extend for a limited duration following substantial completion of the Company’s work on a project. Historically, warranty claims have not resulted in material costs incurred, and any estimated costs for warranties are included in the individual contract cost estimates for purposes of accounting for long-term contracts.

e) Accounts Receivable

Accounts receivable are recorded when invoices are issued and presented on the condensed balance sheet net of the allowance for doubtful accounts. The allowance, which was $84,000 at June 30, 2020 and December 31, 2019, is estimated based on historical losses, the existing economic condition, and the financial stability of the Company’s customers. Accounts are written off against the reserve when they are determined to be uncollectible.

f) Project Assets

Project assets primarily consist of costs related to solar power projects that are in various stages of development that are capitalized prior to the completion of the sale of the project, and are actively marketed and intended to be sold. In contrast to contract assets, the Company holds a controlling interest in the project itself. These project related costs include costs for land, development, and construction of a PV solar power system. Development costs may include legal, consulting, permitting, transmission upgrade, interconnection, and other similar costs. The Company typically classifies project assets as noncurrent due to the nature of solar power projects (long-lived assets) and the time required to complete all activities to develop, construct, and sell projects, which is typically longer than 12 months. Once the Company enters into a definitive sales agreement, such project assets are classified as current until the sale is completed and the Company has met all of the criteria to recognize the sale as revenue. Any income generated by a project while it remains within project assets is accounted for as a reduction to the basis in the project. If a project is completed and begins commercial operation prior to the closing of a sales arrangement, the completed project will remain in project assets until placed in service. All expenditures related to the development and construction of project assets, whether fully or partially owned, are presented as a component of cash flows from operating activities. Project assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. A project is considered commercially viable or recoverable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. A partially developed or partially constructed project is considered to be commercially viable or recoverable if the anticipated selling price is higher than the carrying value of the related project assets. The Company examines a number of factors to determine if the project is expected to be recoverable, including whether there are any changes in environmental, permitting, market pricing, regulatory, or other conditions that may impact the project. Such changes could cause the costs of the project to increase or the selling price of the project to decrease. If a project is not considered recoverable, we impair the respective project assets and adjust the carrying value to the estimated fair value, with the resulting impairment recorded within “Selling, general and administrative” expense.

Project Asset were $0 for the three and six months ended June 30, 2020 and 2019, respectively.

g) Property and Equipment

Property and equipment greater than $1,000 are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire or construct the assets, required installation costs, and any expenditures that substantially add to the value or substantially extend the useful life of the assets.

The solar arrays represent project assets that the Company may temporarily own and operate after being placed into service. The Company reports solar arrays at cost, less accumulated depreciation. The Company begins depreciation on the solar arrays when they are placed in service.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Buildings and improvements	39 years
Vehicles	3-5 years
Tools and equipment	3-7 years
Solar arrays	20 years

Total depreciation expense for the three months ended June 30, 2020 and June 30, 2019 was $155,012 and $160,570, respectively. Total depreciation expense for the six months ended June 30, 2020 and June 30, 2019 was $310,024 and $311,053, respectively.

The cost of assets sold, retired, or otherwise disposed of, and the related allowance for depreciation are eliminated from the accounts and any resulting gain or loss is included in operations. The cost of maintenance and repairs are charged to expense as incurred, while significant renewals or betterments are capitalized.

h) Long-Lived Assets

The Company assesses long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances arise, including consideration of technological obsolescence, that may indicate that the carrying amount of such assets may not be recoverable. These events and changes in circumstances may include a significant decrease in the market price of a long-lived asset; a significant adverse change in the extent or manner in which a long-lived asset is being used or in its physical condition; a significant adverse change in the business climate that could affect the value of a long-lived asset; an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset; a current period operating or cash flow loss combined with a history of such losses or a projection of future losses associated with the use of a long-lived asset; or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. For purposes of recognition and measurement of an impairment loss, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

When impairment indicators are present, the Company compares undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group’s carrying value to determine if the asset group is recoverable. If the carrying value of the asset group exceeds the undiscounted future cash flows, the Company measures any impairment by comparing the fair value of the asset group to its carrying value. Fair value is generally determined by considering (i) internally developed discounted cash flows for the asset group, (ii) third-party valuations, and/or (iii) information available regarding the current market value for such assets.

If the fair value of an asset group is determined to be less than its carrying value, an impairment in the amount of the difference is recorded in the period that the impairment indicator occurs. Estimating future cash flows requires significant judgment, and such projections may vary from the cash flows eventually realized.

The Company considers a long-lived asset to be abandoned after the Company has ceased use of such asset and they have no intent to use or repurpose the asset in the future. Abandoned long-lived assets are recorded at their salvage value, if any.

i) Asset Retirement Obligations

The Company develops, constructs, and operates certain solar arrays with land lease agreements that include a requirement for the removal of the assets at the end of the term of the agreement. The Company recognizes such asset retirement obligations (“ARO”) in the period in which they are incurred based on the present value of estimated third-party recommissioning costs, and they capitalize the associated asset retirement costs as part of the carrying amount of the related assets. Once an asset is placed into service, the asset retirement cost is subsequently depreciated on a straight-line basis over the estimated useful life of the asset. Changes in AROs resulting from the passage of time are recognized as an increase in the carrying amount of the liability and as accretion expense. The AROs were not deemed significant to the financial statements and were therefore not recorded as a liability at June 30, 2020 and December 31, 2019.

j) Concentration and Credit Risks

The Company occasionally has cash balances in a single financial institution during the year in excess of the Federal Deposit Insurance Corporation limit of up to $250,000 per financial institution. The differences between book and bank balances are outstanding checks and deposits in transit. At June 30, 2020, the uninsured balances were immaterial.

k) Income Taxes

Through June 20, 2019 (the date of the closing of the Exchange Agreement) the former Peck Electric had elected to be taxed as an S-Corporation under the Internal Revenue Code and similar codes in states in which the Company was subject to taxation. While this election was in effect, the income (whether distributed or not) was taxed for federal income tax purposes to former Peck Electric stockholders. Accordingly, no provision for federal income tax was required. The provision for income taxes for former Peck Electric was primarily for Vermont minimum taxes. As of the date of the completion of the Exchange Agreement, the Company effectively became a C-Corporation, which changed the level of taxation from the stockholders to the Company. The deferred tax assets and liabilities that arise out of the change of tax status have been recorded to account for the temporary differences that existed on the date of the change resulting in a deferred tax liability of $1,506,362.

The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The financial statements of the Company account for deferred tax assets and liabilities in accordance with Accounting Standards Codification (“ASC”) 740, Income taxes.

The Company also uses a more-likely-than-not measurement for all tax positions taken or expected to be taken on a tax return in order for those tax positions to be recognized in the financial statements. If the Company were to incur interest and penalties related to income taxes, these would be included in the provision for income taxes. Generally, the three tax years previously filed remain subject to examination by federal and state tax authorities.

l) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates their estimates, including those related to inputs used to recognize revenue over time, specifically percentage-of-completion. Actual results could differ from those estimates.

m) Recently Issued Accounting Pronouncements

Prior to June 20, 2019, the Company was defined as a non-public entity for purposes of applying transition guidance related to new or revised accounting standards under GAAP, and was required to adopt new or revised accounting standards after the required adoption dates that applied to public companies. Subsequent to June 20, 2019, the Company maintains its emerging growth company status until no later than December 31, 2021. The Company will maintain the election available to an emerging growth company to use any extended transition period applicable to non-public companies when complying with a new or revised accounting standard. The Company retains its emerging growth status and therefore elects to adopt new or revised accounting standards on the adoption date required for a private company.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either operating or financing, with such classifications affecting the pattern of expense recognition in the income statement. ASU 2016-02 is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted. ASU 2016-02 was recently delayed for emerging growth companies that elected to adopt new accounting standards on the adoption date required for private companies and will be effective for the Company’s annual reporting period in 2022 and interim periods beginning first quarter of 2023. The Company is evaluating the impact ASU 2016-02 will have on its financial statements and associated disclosures.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit losses (Topic 326). This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments. The update will replace the current incurred loss model with an expected loss model. Under the incurred loss model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (that is has been “incurred”). Under the expected loss model, a loss (or allowance) is recognized upon initial recognitions of the asset that reflects all future events that leads to a loss being realized, regardless of whether it is probable that the future event will occur. The incurred loss model considers past events and conditions, while the expected loss model includes expectations for the future which have yet to occur. ASU 2018-19 was issued in November 2018 and excludes operating leases from the new guidance. The standard will require entities to record a cumulative-effect adjustment to the balance sheet as of the beginning of the first reporting period in which the guidance is effective. As an Emerging Growth Company, the standard is effective for the Company’s 2022 annual reporting period and interim periods beginning first quarter of 2023. The Company is evaluating the impact of ASU 2016-13 will have on its financial statements and associated disclosures.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740). This ASU reduces the complexity over accounting for income taxes by removing certain exceptions and amending guidance to improve consistent application of accounting over income taxes. We are currently assessing the provision of this guidance to determine whether or not its adoption will have an impact on our consolidated financial statements and related disclosures. The guidance is effective January 1, 2021 with early adoption permitted.

n) Deferred Finance Costs

Deferred financing costs relate to the Company’s debt and equity instruments. Deferred financing costs relating to debt instruments are amortized over the terms of the related instrument using the effective interest method. The Company incurred $21,547 of deferred financing costs for the year ended December 31, 2019 in connection with a refinance of its revolving line of credit. Amortization expense associated with deferred financing costs, which is included in interest expense, totaled $1,535 for the three months ended June 30, 2020 and $0 for the three months ended June 30, 2019. Amortization expense associated with deferred financing costs, which is included in interest expense, totaled $3,070 for the six months ended June 30, 2020 and $0 for the six months ended June 30, 2019. Debt financing costs relating to the equity credit line were offset against additional paid in capital as the shares issued were fully earned on the execution of the agreement. The Company incurred $413,032 of deferred financing costs that was recorded to additional paid in capital for the year ended December 31, 2019.

o) Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivable, cash collateral deposited with insurance carriers, deferred compensation plan liabilities, accounts payable and other current liabilities, and debt obligations.

Fair value is the price that would be received to sell an asset or the amount paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value guidance establishes a valuation hierarchy, which requires maximizing the use of observable inputs when measuring fair value. The three levels of inputs that may be used are: (i) Level 1 - quoted market prices in active markets for identical assets or liabilities; (ii) Level 2 - observable market-based inputs or other observable inputs; and (iii) Level 3 - significant unobservable inputs that cannot be corroborated by observable market data, which are generally determined using valuation models incorporating management estimates of market participant assumptions. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Management’s assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

Fair values of financial instruments are estimated using public market prices, quotes from financial institutions and other available information. Due to their short-term maturity, the carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and other current liabilities approximate their fair values. Management believes the carrying values of notes and other receivables, cash collateral deposited with insurance carriers, and outstanding balances on its credit facilities approximate their fair values.

The earnout provision of the Share Exchange is considered a Level 3 measurement. Given that the probability of such provisions being achieved is highly unlikely, no value was assigned to the earnout provision.

1.	SUMMARY OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

a)	Organization

The Peck Company Holdings, Inc. is a solar engineering, construction and procurement contractor for commercial and industrial customers across the Northeastern United States. The Company also provides electrical contracting services and data and communication services. The work is performed under fixed-price and modified fixed-price contracts and time and materials contracts. The Company is incorporated in the State of Delaware and has its corporate headquarters in South Burlington, Vermont.

On February 26, 2019, Peck Electric Co., a privately held company, entered into a Share Exchange Agreement (the “Exchange Agreement”) with Jensyn Acquisition Corp. (“Jensyn”), a publicly held company whose primary business objective was to acquire, through a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination (the “Reverse Merger and Recapitalization”), with one or more target businesses (a special purpose acquisition company or “SPAC”). On June 20, 2019, with the approval of the stockholders of each of Peck Electric Co. and Jensyn, the Reverse Merger and Recapitalization was completed. In connection with the Reverse Merger and Recapitalization, Jensyn issued 3,234,501 shares of Jensyn’s Common Stock, par value $0.0001 per share (the “Common Stock”), to the stockholders of the Peck Electric Co. in exchange for all of the equity securities of Peck Electric Co., and Peck Electric Co. became a wholly-owned subsidiary of Jensyn. While Jensyn was the surviving legal entity, Peck Company Holdings, Inc. was deemed the acquiring entity for accounting purposes. Concurrent with the completion of the Reverse Merger and Recapitalization, Jensyn changed its name from “Jensyn Acquisition Corp.” to “The Peck Company Holdings, Inc.” and the symbol for its common stock traded on Nasdaq became “PECK”. Unless the context otherwise requires, “we,” “us,” “our,” “Peck Company” and the “Company” refer to the combined company.

As a SPAC Jensyn had substantially no business operations prior to June 20, 2019. For financial accounting and reporting purposes the Exchange Agreement was accounted for as a “reverse recapitalization” in accordance with U.S. GAAP. Under this method of accounting, Jensyn was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Peck Electric Co shareholders having a majority of the voting power of the combined company, Peck Electric Co. comprising the ongoing operations of the combined entity, Peck Electric Co. comprising a majority of the governing body of the combined company, and Peck Electric Co.’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Exchange Agreement was treated as the equivalent of the Peck Electric Co. issuing stock for the net assets and equity of Jensyn, consisting of $0 assets, accompanied by a recapitalization (referred to as “the Exchange Agreement”). The net assets of Jensyn were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Exchange Agreement are those of Peck Electric Co.

Prior to June 20, 2019, Peck Electric Co. was a “pass-through” (S-corporation) entity for income tax purposes and had no material income tax accounting reflected in its financial statements for financial reporting purposes since taxable income and deductions were “passed through” to Peck Electric Co.’s stockholders. As of the date of the completion of the Exchange Agreement, Peck Electric effectively became a C-Corporation, which changed the level of taxation from the stockholders to the Company. The deferred tax assets and liabilities that arise out of the change of tax status have been recorded to account for the temporary differences that existed on the date of the resulting in a deferred tax liability of $1,506,362. The financial statements of the Company now account for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, Income taxes.

Since Peck Electric was deemed the accounting acquirer and takes over the historical information for the Company, the consolidated Company uses the accounting policies of Peck as described in Note 1 to Peck’s audited financial statements as of and for the years ended December 31, 2019 and 2018. As a result of the Reverse Merger and Recapitalization, the Company implemented changes to the following accounting policies, adoption of an accounting policy for income taxes in the second quarter of 2019, updated accounting policy for earnings per share, deferred finance costs, fair value of financial instruments and the adoption of a new revenue recognition policy.

b)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of The Peck Holdings Company, Inc. and its wholly owned operating subsidiary, Peck Electric Co. All material intercompany transactions have been eliminated upon consolidation of these entities.

c)	Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012, (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

The Company would cease to be an “emerging growth company” upon the earliest to occur of: the last day of the fiscal year in which it has more than $1.07 billion in annual revenue; the date it qualifies as a “large accelerated filer,” with at least $700 million of equity securities held by non-affiliates; the issuance, in any three-year period, by it of more than $1.0 billion in non-convertible debt securities; or December 31, 2021.

d)	Revenue Recognition

1) Accounting Change

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). The ASU and all subsequently issued clarifying ASUs replaced most existing revenue recognition guidance in U.S. GAAP. The ASU also required expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted the new standard in the fourth quarter 2019, effective January 1, 2019, the first day of the Company’s fiscal year, using the modified retrospective method.

As part of the adoption of the ASU, the Company elected to use the following transition practical expedients: (i) completed contracts that begin and end in the same annual reporting period have not been restated; (ii) the Company used the known transaction price for completed contracts; (iii) to exclude disclosures of transaction prices allocated to remaining performance obligations when the Company expects to recognize such revenue for all periods prior to the date of initial application of the ASU; and (iv) the Company has reflected the aggregate of all contract modifications that occurred prior to the date of initial application when identifying the satisfied and unsatisfied performance obligations, determining the transaction price, and allocating the transaction price.

The majority of the Company’s revenue is recognized over time based on the percentage of completion method with cost inputs. Revenue recognized over time primarily consists of performance obligations that are satisfied within one year or less.

The adoption of this ASU did not have a significant impact on the Company’s financial statements. The majority of the Company’s revenue arrangements generally consist of a single performance obligation to transfer promised goods or services. Based on the Company’s evaluation process and review of its contracts with customers, the timing and amount of revenue recognized previously is consistent with how revenue is recognized under the new standard. No changes were required to previously reported revenues as a result of the adoption.

2) Revenue Recognition Policy

Solar Power Systems Sales and Engineering, Procurement, and Construction Services

The Company recognizes revenue from the sale of solar power systems, Engineering, Procurement and Construction (“EPC”) services, and other construction type contracts over time, as performance obligations are satisfied, due to the continuous transfer of control to the customer. Construction contracts, such as the sale of a solar power system combined with EPC services, are generally accounted for as a single unit of account (a single performance obligation) and are not segmented between types of services. Our contracts often require significant services to integrate complex activities and equipment into a single deliverable, and are therefore generally accounted for as a single performance obligation, even when delivering multiple distinct services. For such services, the Company recognizes revenue using the cost to cost method, based primarily on contract cost incurred to date compared to total estimated contract cost. The cost to cost method (an input method) is the most faithful depiction of the Company’s performance because it directly measures the value of the services transferred to the customer. Cost of revenue includes an allocation of indirect costs including depreciation and amortization. Subcontractor materials, labor and equipment, are included in revenue and cost of revenue when management believes that the Company is acting as a principal rather than as an agent (i.e., the Company integrates the materials, labor and equipment into the deliverables promised to the customer). Changes to total estimated contract cost or losses, if any, are recognized in the period in which they are determined as assessed at the contract level. Pre-contract costs are expensed as incurred unless they are expected to be recovered from the customer As of December 31, 2019, the Company had $0 in pre-contract costs classified as a current asset under contract assets on the Consolidated Balance Sheet. Project mobilization costs are generally charged to project costs as incurred when they are an integrated part of the performance obligation being transferred to the client. Customer payments on construction contracts are typically due within 30 to 45 days of billing, depending on the contract. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue.

For sales of solar power systems in which the Company sells a controlling interest in the project to a customer, revenue is recognized for the consideration received when control of the underlying project is transferred to the customer. Revenue may also be recognized for the sale of a solar power system after it has been completed due to the timing of when a sales contract has been entered into with the customer.

Energy Generation

Revenue from net metering credits is recorded as electricity is generated from the solar arrays and billed to customers (PPA off-taker) at the price rate stated in the applicable power purchase agreement (PPA).

Operation and Maintenance and Other Miscellaneous Services

Revenue for time and materials contracts is recognized as the service is provided.

3) Disaggregation of Revenue from Contracts with Customers

The following table disaggregates the Company’s revenue based on the timing of satisfaction of performance obligations for the years ended December 31:

	2019	2018
Solar Operations
Performance obligations satisfied at a point in time	$4,220,000	$0
Performance obligations satisfied over time	$17,849,945	$10,240,996
Total

Electric Operations
Performance obligations satisfied at a point in time	$0	$0
Performance obligations satisfied over time	$4,962,539	$4,007,650
Total

Data and Network Operations
Performance obligations satisfied at a point in time	$0	$0
Performance obligations satisfied over time	$1,189,085	$1,707,451
Total
Performance obligations satisfied at a point in time	$4,220,000	$0
Performance obligations satisfied over time	$24,001,269	$15,956,097
Total

4) Variable Consideration

The nature of the Company’s contracts gives rise to several types of variable consideration, including claims and unpriced change orders; award and incentive fees; and liquidated damages and penalties. The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company estimates the amount of revenue to be recognized on variable consideration using the expected value (i.e., the sum of a probability-weighted amount) or the most likely amount method, whichever is expected to better predict the amount. Factors considered in determining whether revenue associated with claims (including change orders in dispute and unapproved change orders in regard to both scope and price) should be recognized include the following: (a) the contract or other evidence provides a legal basis for the claim, (b) additional costs were caused by circumstances that were unforeseen at the contract date and not the result of deficiencies in the Company’s performance, (c) claim-related costs are identifiable and considered reasonable in view of the work performed, and (d) evidence supporting the claim is objective and verifiable. If the requirements for recognizing revenue for claims or unapproved change orders are met, revenue is recorded only when the costs associated with the claims or unapproved change orders have been incurred. Back charges to suppliers or subcontractors are recognized as a reduction of cost when it is determined that recovery of such cost is probable and the amounts can be reliably estimated. Disputed back charges are recognized when the same requirements described above for claims accounting have been satisfied.

5) Remaining Performance Obligation

Remaining performance obligations, or backlog, represents the aggregate amount of the transaction price allocated to the remaining obligations that the Company has not performed under its customer contracts. The Company has elected to use the optional exemption in ASC 606-10-50-14, which exempts an entity from such disclosures if a performance obligation is part of a contract with an original expected duration of one year or less.

6) Warranties

The Company generally provides limited warranties for work performed under its construction contracts. The warranty periods typically extend for a limited duration following substantial completion of the Company’s work on a project. Historically, warranty claims have not resulted in material costs incurred, and any estimated costs for warranties are included in the individual contract cost estimates for purposes of accounting for long-term contracts.

7) Practical Expedients

If the Company has a right to consideration from a customer in an amount that corresponds directly with the value of the Company’s performance completed to date (a service contract in which the Company bills a fixed amount for each hour of service provided), the Company recognizes revenue in the amount to which it has a right to invoice for services performed. The Company does not adjust the contract price for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a service to a customer and when the customer pays for that service will be one year or less.

e)	Accounts Receivable

Accounts receivable are recorded when invoices are issued and presented on the balance sheet net of the allowance for doubtful accounts. The allowance, which was $84,000 at December 31, 2019 and $15,000 at December 31, 2018, is estimated based on historical losses, the existing economic condition, and the financial stability of the Company’s customers. Accounts are written off against the reserve when they are determined to be uncollectible.

f)	Project Assets

Project assets primarily consist of costs related to solar power projects that are in various stages of development that are capitalized prior to the completion of the sale of the project, and are actively marketed and intended to be sold. In contrast to contract assets, the Company holds a controlling interest in the project itself. These project related costs include costs for land, development, and construction of a PV solar power system. Development costs may include legal, consulting, permitting, transmission upgrade, interconnection, and other similar costs. The Company typically classifies project assets as noncurrent due to the nature of solar power projects (long-lived assets) and the time required to complete all activities to develop, construct, and sell projects, which is typically longer than 12 months. Once the Company enters into a definitive sales agreement, such project assets are classified as current until the sale is completed and the Company has met all of the criteria to recognize the sale as revenue. Any income generated by a project while it remains within project assets is accounted for as a reduction to the basis in the project. If a project is completed and begins commercial operation prior to the closing of a sales arrangement, the completed project will remain in project assets until placed in service. All expenditures related to the development and construction of project assets, whether fully or partially owned, are presented as a component of cash flows from operating activities. Project assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. A project is considered commercially viable or recoverable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. A partially developed or partially constructed project is considered to be commercially viable or recoverable if the anticipated selling price is higher than the carrying value of the related project assets. The Company examines a number of factors to determine if the project is expected to be recoverable, including whether there are any changes in environmental, permitting, market pricing, regulatory, or other conditions that may impact the project. Such changes could cause the costs of the project to increase or the selling price of the project to decrease. If a project is not considered recoverable, we impair the respective project assets and adjust the carrying value to the estimated fair value, with the resulting impairment recorded within “Selling, general and administrative” expense.

Project Asset were $0 for the years ended December 31, 2019 and 2018, respectively.

g)	Property and Equipment

Property and equipment greater than $1,000 are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire or construct the assets, required installation costs, and any expenditures that substantially add to the value or substantially extend the useful life of the assets.

The solar arrays represent project assets that the Company may temporarily own and operate after being placed into service. The Company reports solar arrays at cost, less accumulated depreciation. The Company begins depreciation on the solar arrays when they are placed in service.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Buildings and improvements	39 years
Vehicles	3-5 years
Tools and equipment	3-7 years
Solar arrays	20 years

Total depreciation expense for the years ended December 31, 2019 and 2018 was $621,233 and $537,484, respectively.

The cost of assets sold, retired, or otherwise disposed of, and the related allowance for depreciation are eliminated from the accounts and any resulting gain or loss is included in operations. The cost of maintenance and repairs are charged to expense as incurred, while significant renewals or betterments are capitalized.

h)	Long-Lived Assets

The Company assesses long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances arise, including consideration of technological obsolescence, that may indicate that the carrying amount of such assets may not be recoverable. These events and changes in circumstances may include a significant decrease in the market price of a long-lived asset; a significant adverse change in the extent or manner in which a long-lived asset is being used or in its physical condition; a significant adverse change in the business climate that could affect the value of a long-lived asset; an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset; a current period operating or cash flow loss combined with a history of such losses or a projection of future losses associated with the use of a long-lived asset; or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. For purposes of recognition and measurement of an impairment loss, long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

When impairment indicators are present, the Company compares undiscounted future cash flows, including the eventual disposition of the asset group at market value, to the asset group’s carrying value to determine if the asset group is recoverable. If the carrying value of the asset group exceeds the undiscounted future cash flows, the Company measures any impairment by comparing the fair value of the asset group to its carrying value. Fair value is generally determined by considering (i) internally developed discounted cash flows for the asset group, (ii) third-party valuations, and/or (iii) information available regarding the current market value for such assets.

If the fair value of an asset group is determined to be less than its carrying value, an impairment in the amount of the difference is recorded in the period that the impairment indicator occurs. Estimating future cash flows requires significant judgment, and such projections may vary from the cash flows eventually realized.

The Company considers a long-lived asset to be abandoned after the Company has ceased use of such asset and they have no intent to use or repurpose the asset in the future. Abandoned long-lived assets are recorded at their salvage value, if any.

i)	Asset Retirement Obligations

The Company develops, constructs, and operates certain solar arrays with land lease agreements that include a requirement for the removal of the assets at the end of the term of the agreement. The Company recognizes such asset retirement obligations (“ARO”) in the period in which they are incurred based on the present value of estimated third-party recommissioning costs, and they capitalize the associated asset retirement costs as part of the carrying amount of the related assets. Once an asset is placed into service, the asset retirement cost is subsequently depreciated on a straight-line basis over the estimated useful life of the asset. Changes in AROs resulting from the passage of time are recognized as an increase in the carrying amount of the liability and as accretion expense. The AROs were not deemed significant to the financial statements and were therefore, not recorded as a liability at December 31, 2019 and 2018.

j)	Concentration and Credit Risks

The Company occasionally has cash balances in a single financial institution during the year in excess of the Federal Deposit Insurance Corporation (FDIC) limit of up to $250,000 per financial institution. The differences between book and bank balances are outstanding checks and deposits in transit. At December 31, 2019, the uninsured balances were $0.

k)	Income Taxes

Through June 20, 2019 (the date of the completion of the exchange agreement) the former Peck Electric had elected to be taxed as an S-Corporation under the Internal Revenue Code and similar codes in states in which the Company was subject to taxation. While this election was in effect, the income (whether distributed or not) was taxed for federal income tax purposes to former Peck Electric stockholders. Accordingly, no provision for federal income tax was required. However, the Company did calculate a proforma provision. The provision for income taxes for former Peck Electric was primarily for Vermont minimum taxes. As of the date of the completion of the Exchange Agreement, the Company effectively became a C-Corporation, which changed the level of taxation from the stockholders to the Company. The deferred tax assets and liabilities that arise out of the change of tax status have been recorded to account for the temporary differences that existed on the date of the change resulting in a deferred tax liability of $1,506,362.

The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The financial statements of the Company account for deferred tax assets and liabilities in accordance with Accounting Standards Codification (“ASC”) 740, Income taxes.

The Company also uses a more-likely-than-not measurement for all tax positions taken or expected to be taken on a tax return in order for those tax positions to be recognized in the financial statements. If the Company were to incur interest and penalties related to income taxes, these would be included in the provision for income taxes. Generally, the three tax years previously filed remain subject to examination by federal and state tax authorities.

l)	Sales Tax

The Company’s accounting policy is to exclude state sales tax collected and remitted from revenues and costs of sales, respectively.

m)	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates their estimates, including those related to inputs used to recognize revenue over time, specifically percentage-of-completion, and valuation of deferred tax assets. Actual results could differ from those estimates.

n)	Recently Issued Accounting Pronouncements

Prior to June 20, 2019, the Company was defined as a non-public entity for purposes of applying transition guidance related to new or revised accounting standards under GAAP, and was required to adopt new or revised accounting standards after the required adoption dates that applied to public companies. Subsequent to June 20, 2019, the Company maintains its emerging growth company status until no later than December 31, 2021. The Company will maintain the election available to an emerging growth company to use any extended transition period applicable to non-public companies when complying with a new or revised accounting standard. The company retains its emerging growth status and therefore elects to adopt new or revised accounting standards on the adoption date required for a private company.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either operating or financing, with such classifications affecting the pattern of expense recognition in the income statement. ASU 2016-02 is effective for fiscal years beginning after December 15, 2019, and early adoption is permitted. This standard is effective for the Company’s annual reporting period beginning in 2020 and interim periods beginning first quarter of 2021. The Company is evaluating the impact ASU 2016-02 will have on its financial statements and associated disclosures.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), to clarify the principles of recognizing revenue and create common revenue recognition guidance between U.S. GAAP and International Financial Reporting Standards. The Company recognizes revenue from contracts with customers under Accounting Standards Codification (“ASC”) Topic 606 (“Topic 606”). The Company adopted the requirements of Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers, under the modified retrospective transition approach effective January 1, 2019, with application to all existing contracts that were not substantially completed as of January 1, 2019. Under ASU 2014-09, revenue is recognized when a customer obtains control of promised goods or services and is recognized at an amount that reflects the consideration expected to be received in exchange for such goods or services. In addition, ASU 2014-09 requires disclosures of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. ASU 2014-09 is effective for fiscal years beginning after December 15, 2018, with early adoption permitted. As an Emerging Growth Company, the standard is effective for the Company’s 2019 annual reporting period and for interim periods after 2019. The standard allows the use of retrospective or modified retrospective transition method. The Company has selected the modified retrospective transition method has discussed in the Revenue Recognition section of the Significant Accounting Policies footnote. Based on the application of the modified retrospective transition method being applied, the Company noted no impact to the years ended December 31, 2019 and December 31, 2018.

In June 2016 the FASB issued ASU No. 2016-13, Financial Instruments-Credit losses (Topic 326). This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments. The update will replace the current incurred loss model with an expected loss model. Under the incurred loss model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (that is has been “incurred”). Under the expected loss model, a loss (or allowance) is recognized upon initial recognitions of the asset that reflects all future events that leads to a loss being realized, regardless of whether it is probable that the future event will occur. The incurred loss model considers past events and conditions, while the expected loss model includes expectations for the future which have yet to occur. ASU 2018-19 was issued in November 2018 and excludes operating leases from the new guidance. The standard will require entities to record a cumulative-effect adjustment to the balance sheet as of the beginning of the first reporting period in which the guidance is effective. As an Emerging Growth Company, the standard is effective for the Company’s 2021 annual reporting period and interim periods beginning first quarter of 2023. The Company is evaluating the impact of ASU 2016-13 will have on its financial statements and associated disclosures.

In August 2016 the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230). This ASU represents a consensus of the FASB’s Emerging Issues Task Force on eight separate issues that each impact classification on the statement of cash flows. In particular issue number three addresses the classification of contingent consideration payments made after a business combination and issue number five the classification of life insurance policy proceeds and premiums. Cash payments made soon after an acquisition’s consummation date (approximately 3 months or less) will be classified as cash outflows from investing activities. Payments made thereafter will be classified as cash outflows from financings activities up to the account of the original contingent consideration liability. Payments in excess of the amount of the original contingent consideration liability will be classified as cash outflows from operating activities. Cash proceeds received from the settlement of corporate-owned life insurance policies should be classified as cash flows from investing activities. Cash payments for premiums may be classified as cash outflows for investing activities, operating activities or a combination of investing and operating activities. As an Emerging Growth Company, this standard is in effect for the Company’s 2019 annual reporting period and interim periods beginning the first quarter of 2020. In accordance with this new standard, the Company has reported the proceeds of settlement of the corporate life insurance policy as an investing activity on its statement of cash flows.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740). This ASU reduces the complexity over accounting for income taxes by removing certain exceptions and amending guidance to improve consistent application of accounting over income taxes. We are currently assessing the provision of this guidance to determine whether or not its adoption will have an impact on our consolidated financial statements and related disclosures. The guidance is effective January 1, 2021 with early adoption permitted.

o) Deferred Finance Costs

Deferred financing costs relate to the Company’s debt and equity instruments. Deferred financing costs relating to debt instruments are amortized over the terms of the related instrument using the effective interest method. The Company incurred $21,547 of deferred financing costs for the year ended December 31, 2019 in connection with a refinance of its revolving line of credit. Amortization expense associated with deferred financing costs, which is included in interest expense, totaled $1,544 and $0 for the years ended December 31, 2019 and 2018, respectively. Debt financing costs relating to the equity credit line were offset against additional paid in capital as the shares issued were fully earned on the execution of the agreement. The Company incurred $413,032 of deferred financing costs that was recorded to additional paid in capital for the year ended December 31, 2019.

p) Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts receivable, cash collateral deposited with insurance carriers, deferred compensation plan liabilities, accounts payable and other current liabilities, and debt obligations.

Fair value is the price that would be received to sell an asset or the amount paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value guidance establishes a valuation hierarchy, which requires maximizing the use of observable inputs when measuring fair value. The three levels of inputs that may be used are: (i) Level 1 - quoted market prices in active markets for identical assets or liabilities; (ii) Level 2 - observable market-based inputs or other observable inputs; and (iii) Level 3 - significant unobservable inputs that cannot be corroborated by observable market data, which are generally determined using valuation models incorporating management estimates of market participant assumptions. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Management’s assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

Fair values of financial instruments are estimated using public market prices, quotes from financial institutions and other available information. Due to their short-term maturity, the carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and other current liabilities approximate their fair values. Management believes the carrying values of notes and other receivables, cash collateral deposited with insurance carriers, and outstanding balances on its credit facilities approximate their fair values.

The earnout provision of the Share Exchange is considered a Level 3 measurement. Given that the probability of such provisions being achieved is highly unlikely, no value was assigned to the earnout provision.

q) Subsequent Events

The Company has evaluated subsequent events through the date of this filing and based on its evaluation there are no events that are required to be disclosed herein.

r)	Cash and cash equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less as cash equivalents.